Shareholder Report, Average Annual Return (Details)		6 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended
		Jan. 31, 2026	Jan. 31, 2026	Jan. 31, 2026	Jan. 31, 2026
C000009521 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Davis Research Fund (Class A) — With sales charge
Average Annual Return, Percent	[1]		16.16%	10.93%	13.43%
Without Sales Load [Member] | C000009521 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Davis Research Fund (Class A) — Without sales charge
Average Annual Return, Percent			21.95%	12.02%	13.98%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent			16.35%	14.98%	15.56%

[1]	Reflects 4.75% front-end sales charge.